Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments
- (Continued)

July 31, 2021
(Unaudited)
Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments
July 31, 2021
(Unaudited)
t
Principal
Amount Value
MUNICIPAL BONDS — 0.7%
California — 0.3%
$ 4,500,000 University of California University &
College Improvements Revenue
Bonds, Series BG,
1.61%,
05/15/30
............ $ 4,510,690
New Jersey — 0.1%
1,750,000 New Jersey Turnpike Authority
Advance Refunding Revenue
Bonds, Series B,
1.48%,
01/01/28
............ 1,764,445
Pennsylvania — 0.3%
5,000,000 Pennsylvania State University
Refunding Revenue Bonds, Series
D,
1.65%,
09/01/25
............ 5,182,107
Total Municipal Bonds
(Cost $11,250,000)
11,457,242
CORPORATE BONDS — 36.3%
Banks — 6.2%
1,500,000 ANZ New Zealand Int'l Ltd.,
1.25%,
06/22/26
(a) .......... 1,510,915
4,000,000 Banco Santander SA,
(1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity +
0.450%),
0.70%,
06/30/24
(b) .......... 4,013,115
6,425,000 Bank of America Corp.,
(3 mo. LIBOR USD + 0.810%),
3.37%,
01/23/26
(b) .......... 6,917,808
5,470,000 Bank of America Corp.,
(SOFR RATE + 0.960%),
1.73%,
07/22/27
(b) .......... 5,565,102
3,675,000 Bank of New York Mellon Corp. (The)
MTN,
1.60%,
04/24/25
............ 3,781,307
6,140,000 Barclays Plc,
(1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity +
1.200%),
2.67%,
03/10/32
(b) .......... 6,242,893
5,000,000 BNP Paribas SA,
(SOFR RATE + 1.004%),
1.32%,
01/13/27
(a)(b) ........ 4,953,096
5,000,000 BPCE SA,
1.00%,
01/20/26
(a) .......... 4,970,608
Principal
Amount Value
Banks (continued)
$ 5,560,000 Canadian Imperial Bank of
Commerce,
3.10%,
04/02/24
............ $ 5,923,435
5,000,000 Citigroup, Inc.,
(SOFR RATE + 0.669%),
0.98%,
05/01/25
(b) .......... 5,026,914
6,295,000 Citigroup, Inc.,
(3 mo. LIBOR USD + 1.390%),
3.67%,
07/24/28
(b) .......... 6,980,136
7,136,000 JPMorgan Chase & Co.,
(SOFR RATE + 1.015%),
2.07%,
06/01/29
(b) .......... 7,265,553
3,369,000 JPMorgan Chase & Co.,
(3 mo. LIBOR USD + 1.260%),
4.20%,
07/23/29
(b) .......... 3,884,662
5,000,000 Mitsubishi UFJ Financial Group, Inc.,
(1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity +
0.750%),
1.54%,
07/20/27
(b) .......... 5,052,560
5,000,000 Mizuho Financial Group, Inc.,
(3 mo. LIBOR USD + 1.000%),
3.92%,
09/11/24
(b) .......... 5,345,482
2,875,000 Morgan Stanley,
(SOFR RATE + 0.879%),
1.59%,
05/04/27
(b) .......... 2,917,507
2,555,000 Morgan Stanley GMTN,
(SOFR RATE + 0.858%),
1.51%,
07/20/27
(b) .......... 2,575,689
4,500,000 Royal Bank of Canada,
3.35%,
10/22/21
(a) .......... 4,531,459
5,000,000 Standard Chartered Plc,
(1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity +
1.200%),
2.68%,
06/29/32
(a)(b) ........ 5,068,628
6,000,000 Truist Bank, Series BKNT,
1.25%,
03/09/23
............ 6,087,906
98,614,775
Communication Services — 1.8%
2,675,000 Amazon.com, Inc.,
1.20%,
06/03/27
............ 2,700,095
7,325,000 Amazon.com, Inc.,
1.65%,
05/12/28
............ 7,476,182
5,720,000 Comcast Corp.,
4.15%,
10/15/28
............ 6,647,547
5,000,000 E*TRADE Financial Corp.,
4.50%,
06/20/28
............ 5,823,089

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments
- (Continued)

July 31, 2021
(Unaudited)
Principal
Amount Value
Communication Services (continued)
$ 6,176,000 Omnicom Group, Inc.,
2.45%,
04/30/30
............ $ 6,378,981
29,025,894
Consumer Discretionary — 5.3%
5,500,000 American Honda Finance Corp.
MTN,
0.88%,
07/07/23
............ 5,554,625
2,500,000 Brown University in Providence in
the State of Rhode Island and
Providence Plant, Series A,
1.91%,
09/01/30
............ 2,559,804
8,500,000 DR Horton, Inc.,
1.40%,
10/15/27
............ 8,421,804
5,465,000 Equifax, Inc.,
2.60%,
12/01/24
............ 5,766,455
6,250,000 Estee Lauder Cos., Inc. (The),
2.60%,
04/15/30
............ 6,688,274
2,300,000 General Motors Financial Co., Inc.,
1.70%,
08/18/23
............ 2,346,925
2,616,000 General Motors Financial Co., Inc.,
4.35%,
04/09/25
............ 2,898,128
5,210,000 Hasbro, Inc.,
3.50%,
09/15/27
............ 5,733,171
6,145,000 Kimberly-Clark Corp.,
1.05%,
09/15/27
............ 6,090,644
5,000,000 Lowe's Cos, Inc.,
2.50%,
04/15/26
............ 5,327,502
4,205,000 McDonald's Corp. MTN,
3.30%,
07/01/25
............ 4,575,165
1,450,000 NIKE, Inc.,
2.40%,
03/27/25
............ 1,535,607
3,060,000 PayPal Holdings, Inc.,
1.65%,
06/01/25
............ 3,145,221
5,500,000 Ross Stores, Inc.,
0.88%,
04/15/26
............ 5,429,664
3,535,000 Southwest Airlines Co.,
5.25%,
05/04/25
............ 4,034,847
3,693,000 Southwest Airlines Co.,
5.13%,
06/15/27
............ 4,366,529
1,000,000 Starbucks Corp.,
1.30%,
05/07/22
............ 1,008,123
4,985,000 Verisk Analytics, Inc.,
4.00%,
06/15/25
............ 5,521,586
2,680,000 VF Corp.,
2.05%,
04/23/22
............ 2,712,559
83,716,633
Principal
Amount Value
Consumer Staples — 2.5%
$ 5,000,000 Anheuser-Busch Cos. LLC/Anheuser-
Busch InBev Worldwide, Inc.,
3.65%,
02/01/26
............ $ 5,544,617
5,000,000 Bunge Ltd. Finance Corp.,
1.63%,
08/17/25
............ 5,088,754
5,000,000 Conagra Brands, Inc.,
4.60%,
11/01/25
............ 5,684,691
4,125,000 Conagra Brands, Inc.,
1.38%,
11/01/27
............ 4,057,090
5,640,000 Constellation Brands, Inc.,
2.65%,
11/07/22
............ 5,800,551
1,965,000 Constellation Brands, Inc.,
3.15%,
08/01/29
............ 2,124,409
5,000,000 Diageo Capital Plc,
2.63%,
04/29/23
............ 5,169,846
4,950,000 General Mills, Inc.,
4.00%,
04/17/25
............ 5,486,084
1,426,000 Kroger Co. (The),
2.80%,
08/01/22
............ 1,457,942
40,413,984
Diversified Financials — 3.9%
5,420,000 AerCap Ireland Capital DAC/AerCap
Global Aviation Trust,
4.45%,
10/01/25
............ 5,983,197
1,760,000 American Express Co.,
3.70%,
08/03/23
............ 1,872,004
2,000,000 American Tower Corp. REIT,
2.40%,
03/15/25
............ 2,093,505
1,645,000 American Tower Corp. REIT,
1.88%,
10/15/30
............ 1,613,475
5,000,000 Andrew W Mellon Foundation (The),
Series 2020,
0.95%,
08/01/27
............ 4,910,419
5,000,000 Capital One Financial Corp.,
(SOFR RATE + 1.337%),
2.36%,
07/29/32
(b) .......... 5,040,030
2,570,000 Charles Schwab Corp. (The),
2.00%,
03/20/28
............ 2,667,561
6,000,000 Fidelity National Financial, Inc.,
2.45%,
03/15/31
............ 6,044,861
3,070,000 Goldman Sachs Group, Inc. (The),
(3 mo. LIBOR USD + 0.780%),
0.91%,
10/31/22
(c) .......... 3,074,906
3,270,000 Goldman Sachs Group, Inc. (The),
(3 mo. LIBOR USD + 1.000%),
1.13%,
07/24/23
(c) .......... 3,293,567
5,000,000 Kimco Realty Corp. REIT,
1.90%,
03/01/28
............ 5,043,635

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments
- (Continued)

July 31, 2021
(Unaudited)
Principal
Amount Value
Diversified Financials (continued)
$ 3,500,000 Magna International, Inc.,
3.63%,
06/15/24
............ $ 3,780,803
1,500,000 Magna International, Inc.,
2.45%,
06/15/30
............ 1,554,515
1,800,000 Mastercard, Inc.,
3.50%,
02/26/28
............ 2,046,424
5,000,000 New York Life Global Funding,
1.10%,
05/05/23
(a) .......... 5,075,440
6,070,000 Public Storage REIT,
1.85%,
05/01/28
............ 6,212,233
2,525,000 Visa, Inc.,
1.90%,
04/15/27
............ 2,634,806
62,941,381
Energy — 2.8%
6,235,000 BP Capital Markets America, Inc.,
3.94%,
09/21/28
............ 7,163,375
6,253,000 Chevron USA, Inc.,
0.69%,
08/12/25
............ 6,231,119
5,567,000 Energy Transfer LP,
4.95%,
06/15/28
............ 6,491,237
8,525,000 Pioneer Natural Resources Co.,
1.13%,
01/15/26
............ 8,475,360
5,370,000 Sabine Pass Liquefaction LLC,
5.88%,
06/30/26
............ 6,387,137
3,555,000 Valero Energy Corp.,
1.20%,
03/15/24
............ 3,585,914
5,000,000 Williams Cos., Inc. (The),
3.35%,
08/15/22
............ 5,116,729
1,560,000 Williams Cos., Inc. (The),
4.50%,
11/15/23
............ 1,682,796
45,133,667
Health Care — 2.8%
4,000,000 AbbVie, Inc.,
2.60%,
11/21/24
............ 4,231,795
5,000,000 Anthem, Inc.,
3.65%,
12/01/27
............ 5,635,430
3,000,000 Bristol-Myers Squibb Co.,
2.90%,
07/26/24
............ 3,200,288
6,000,000 Bristol-Myers Squibb Co.,
1.45%,
11/13/30
............ 5,882,700
2,714,000 Cigna Corp.,
3.75%,
07/15/23
............ 2,882,289
5,000,000 HCA, Inc.,
5.00%,
03/15/24
............ 5,531,025
5,000,000 Kaiser Foundation Hospitals,
3.15%,
05/01/27
............ 5,516,406
Principal
Amount Value
Health Care (continued)
$ 6,320,000 Merck & Co., Inc.,
1.45%,
06/24/30
............ $ 6,261,493
5,000,000 Stryker Corp.,
1.15%,
06/15/25
............ 5,047,747
44,189,173
Industrials — 1.7%
4,175,000 General Dynamics Corp.,
3.63%,
04/01/30
............ 4,790,901
6,206,000 Jabil, Inc.,
4.70%,
09/15/22
............ 6,493,729
2,522,000 Precision Castparts Corp.,
3.25%,
06/15/25
............ 2,751,589
6,889,000 Union Pacific Corp.,
3.95%,
09/10/28
............ 7,949,824
5,000,000 Waste Management, Inc.,
1.15%,
03/15/28
............ 4,908,129
26,894,172
Information Technology — 3.6%
4,165,000 Adobe, Inc.,
3.25%,
02/01/25
............ 4,509,429
5,000,000 Analog Devices, Inc.,
3.90%,
12/15/25
............ 5,582,053
3,275,000 Broadcom, Inc.,
4.70%,
04/15/25
............ 3,679,016
3,000,000 Broadcom, Inc.,
3.15%,
11/15/25
............ 3,225,352
5,000,000 Citrix Systems, Inc.,
1.25%,
03/01/26
............ 4,972,112
4,871,000 Hewlett Packard Enterprise Co.,
4.90%,
10/15/25
............ 5,567,295
5,071,000 Microsoft Corp.,
2.40%,
08/08/26
............ 5,426,432
8,000,000 NVIDIA Corp.,
2.00%,
06/15/31
............ 8,135,968
5,475,000 Oracle Corp.,
2.50%,
05/15/22
............ 5,549,090
4,670,000 Roper Technologies, Inc.,
2.95%,
09/15/29
............ 5,055,549
5,000,000 VMware, Inc.,
2.20%,
08/15/31
............ 4,994,457
56,696,753
Materials — 2.5%
5,200,000 Air Products and Chemicals, Inc.,
1.50%,
10/15/25
............ 5,344,948
4,730,000 DuPont de Nemours, Inc.,
4.49%,
11/15/25
............ 5,380,803

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments
- (Continued)

July 31, 2021
(Unaudited)
Principal
Amount Value
Materials (continued)
$ 1,799,000 Ecolab, Inc.,
3.25%,
12/01/27
............ $ 1,997,095
10,000,000 Georgia-Pacific LLC,
0.95%,
05/15/26
(a) .......... 9,948,574
7,000,000 International Flavors & Fragrances,
Inc.,
1.83%,
10/15/27
(a) .......... 7,080,529
5,250,000 Nucor Corp.,
2.00%,
06/01/25
............ 5,463,432
3,996,000 Sherwin-Williams Co. (The),
3.45%,
08/01/25
............ 4,374,035
39,589,416
Telecommunication Services — 0.9%
6,000,000 T-Mobile USA, Inc.,
3.88%,
04/15/30
............ 6,774,540
7,935,000 Verizon Communications, Inc.,
1.75%,
01/20/31
............ 7,692,903
14,467,443
Utilities — 2.3%
5,000,000 Dominion Energy, Inc., Series B,
3.60%,
03/15/27
............ 5,574,075
2,000,000 Enel Finance International NV,
2.25%,
07/12/31
(a) .......... 2,026,133
5,000,000 Eversource Energy, Series N,
3.80%,
12/01/23
............ 5,358,231
4,180,000 Florida Power & Light Co.,
2.75%,
06/01/23
............ 4,318,889
5,000,000 Public Service Co. of Colorado, Series
35,
1.90%,
01/15/31
............ 5,058,493
4,500,000 SCE Recovery Funding LLC, Series
A-1,
0.86%,
11/15/31
............ 4,440,698
5,000,000 Southern Co. Gas Capital Corp.,
2.45%,
10/01/23
............ 5,201,887
5,000,000 Xcel Energy, Inc.,
3.30%,
06/01/25
............ 5,402,575
37,380,981
Total Corporate Bonds
(Cost $567,135,790)
579,064,272
Principal
Amount Value
ASSET-BACKED SECURITIES — 6.0%
CAYMAN ISLANDS — 2.6%
Collateralized Loan Obligations — 1.9%
$ 3,500,000 AGL CLO 10 Ltd., Series 2021-10A,
Class B,
(3 mo. LIBOR USD + 1.500%),
1.69%,
04/15/34
(a)(c) ........ $ 3,489,129
5,000,000 Aimco CLO 14 Ltd., Series 2021-14A,
Class A,
(3 mo. LIBOR USD + 0.990%),
1.19%,
04/20/34
(a)(c) ........ 4,996,403
2,401,257 BlueMountain CLO Ltd., Series 2015-
2A, Class A1R,
(3 mo. LIBOR USD + 0.930%),
1.06%,
07/18/27
(a)(c) ........ 2,401,736
1,500,000 Flatiron CLO 17 Ltd., Series 2017-1A,
Class BR,
(3 mo. LIBOR USD + 1.450%),
1.61%,
05/15/30
(a)(c) ........ 1,499,854
4,700,000 Gulf Stream Meridian 3 Ltd., Series
2021-IIIA, Class A2,
(3 mo. LIBOR USD + 1.750%),
1.88%,
04/15/34
(a)(c) ........ 4,694,173
5,000,000 KAYNE CLO I Ltd., Series 2018-1A,
Class BR,
(3 mo. LIBOR USD + 1.400%),
1.53%,
07/15/31
(a)(c) ........ 4,981,951
1,500,000 LCM XXIV Ltd., Series 24A,
Class BR,
(3 mo. LIBOR USD + 1.400%),
1.53%,
03/20/30
(a)(c) ........ 1,489,053
1,985,112 Mercer Field II CLO Ltd., Series
2017-1A, Class A1,
(3 mo. LIBOR USD + 1.330%),
1.46%,
04/15/29
(a)(c) ........ 1,986,314
1,750,000 OCP CLO Ltd., Series 2019-17A,
Class BR,
(3 mo. LIBOR USD + 1.600%),
1.73%,
07/20/32
(a)(c) ........ 1,739,227
4,000,000 Palmer Square Loan Funding Ltd.,
Series 2021-3A, Class A2,
(3 mo. LIBOR USD + 1.400%),
1.57%,
07/20/29
(a)(c) ........ 3,993,041
568,545 Z Capital Credit Partners CLO Ltd.,
Series 2015-1A, Class A1R,
(3 mo. LIBOR USD + 0.950%),
1.08%,
07/16/27
(a)(c) ........ 568,507
31,839,388

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments
- (Continued)

July 31, 2021
(Unaudited)
Principal
Amount Value
CAYMAN ISLANDS (continued)
Collateralized Mortgage Obligations — 0.4%
$ 5,750,000 GoldentTree Loan Management US
CLO 1 Ltd., Series 2021-10A,
Class B,
(3 mo. LIBOR USD + 1.600%),
1.72%,
07/20/34
(a)(c) ........ $ 5,740,233
Other Asset-Backed Securities — 0.3%
4,500,000 Octagon 55 Ltd., Series 2021-1A,
Class B,
(3 mo. LIBOR USD + 1.650%),
1.76%,
07/20/34
(a)(c) ........ 4,492,097
42,071,718
UNITED STATES — 3.4%
Other Asset-Backed Securities — 3.4%
8,986 Ally Auto Receivables Trust, Series
2018-2, Class A3,
2.92%,
11/15/22
............ 8,996
2,100,000 BMW Vehicle Lease Trust, Series
2021-1, Class A4,
0.37%,
07/25/24
............ 2,102,833
1,500,000 CarMax Auto Owner Trust, Series
2021-1, Class B,
0.74%,
10/15/26
............ 1,494,682
350,000 CarMax Auto Owner Trust, Series
2021-2, Class A3,
0.52%,
02/17/26
............ 350,488
2,000,000 Credit Acceptance Auto Loan Trust,
Series 2021-2A, Class A,
0.96%,
02/15/30
(a) .......... 2,005,604
3,000,000 Drive Auto Receivables Trust, Series
2021-1, Class A3,
0.44%,
11/15/24
............ 3,006,790
2,369,597 DT Auto Owner Trust, Series 2019-
1A, Class C,
3.61%,
11/15/24
(a) .......... 2,387,040
2,354,806 Enterprise Fleet Financing LLC, Series
2020-2, Class A2,
0.61%,
07/20/26
(a) .......... 2,363,633
4,000,000 Ford Credit Auto Owner Trust, Series
2020-2, Class A,
1.06%,
04/15/33
(a) .......... 4,016,870
60,171 GM Financial Consumer Automobile
Receivables Trust, Series 2018-3,
Class A3,
3.02%,
05/16/23
............ 60,600
1,000,000 HPEFS Equipment Trust, Series 2021-
2A, Class B,
0.61%,
09/20/28
(a) .......... 1,000,270
Principal
Amount Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$ 1,250,000 Hyundai Auto Lease Securitization
Trust, Series 2020-B, Class B,
0.81%,
10/15/24
(a) .......... $ 1,260,984
2,447,863 Navient Private Education Refi Loan
Trust, Series 2021-BA, Class A,
0.94%,
07/15/69
(a) .......... 2,450,445
3,917,760 Navient Private Education Refi Loan
Trust, Series 2021-CA, Class A,
1.06%,
10/15/69
(a) .......... 3,932,180
5,000,000 PFS Financing Corp., Series 2020-A,
Class A,
1.27%,
06/15/25
(a) .......... 5,076,842
2,000,000 PFS Financing Corp., Series 2021-A,
Class A,
0.71%,
04/15/26
(a) .......... 2,001,581
1,750,000 Santander Drive Auto Receivables
Trust, Series 2020-4, Class B,
0.73%,
03/17/25
............ 1,756,985
1,787,088 Sofi Professional Loan Program Trust,
Series 2018-B, Class A2FX,
3.34%,
08/25/47
(a) .......... 1,835,187
1,000,000 Sofi Professional Loan Program Trust,
Series 2021-A, Class AFX,
1.03%,
08/17/43
(a) .......... 1,002,627
2,500,000 Toyota Auto Receivables Owner Trust,
Series 2020-C, Class A3,
0.44%,
10/15/24
............ 2,506,411
5,500,000 Verizon Owner Trust, Series 2020-B,
Class A,
0.47%,
02/20/25
............ 5,518,538
2,500,000 Verizon Owner Trust, Series 2020-C,
Class B,
0.67%,
04/21/25
............ 2,505,661
183,371 Volkswagen Auto Loan Enhanced
Trust, Series 2018-1, Class A3,
3.02%,
11/21/22
............ 184,304
553,817 World Omni Auto Receivables Trust,
Series 2018-A, Class A3,
2.50%,
04/17/23
............ 556,347
1,132,086 World Omni Auto Receivables Trust,
Series 2019-A, Class A3,
3.04%,
05/15/24
............ 1,146,462

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments
- (Continued)

July 31, 2021
(Unaudited)
The following abbreviations are used in the report:
Principal
Amount Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$ 3,500,000 World Omni Auto Receivables Trust,
Series 2020-C, Class A3,
0.48%,
11/17/25
............ $ 3,514,169
54,046,529
Total Asset-Backed Securities
(Cost $95,971,968)
96,118,247
NON-AGENCY MORTGAGE-BACKED
SECURITIES — 0.1%
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.1%
663,707 JP Morgan Tax-Exempt Pass-Through
Trust, Series 2012-AMT1,
Class A,
3.00%,
01/27/38
(a) .......... 671,838
Total Non-Agency Mortgage-Backed Securities
(Cost $673,766)
671,838
U.S. GOVERNMENT AGENCIES — 0.0%
U.S. International Development Finance Corp.
— 0.0%
611,041 5.14%,
12/15/23
................ 648,027
Total U.S. Government Agencies
(Cost $611,042)
648,027
U.S. GOVERNMENT SECURITIES — 55.6%
U.S. Treasury Bonds — 2.0%
833,000 1.38%,
11/15/40
................ 773,518
31,000,000 1.88%,
02/15/41
................ 31,334,219
32,107,737
U.S. Treasury Inflation Indexed Bonds — 2.6%
38,049,029 0.63%,
01/15/24
(d) ............. 41,130,851
U.S. Treasury Notes — 51.0%
160,000 1.88%,
01/31/22
................ 161,425
5,000,000 1.63%,
12/15/22
................ 5,102,930
35,000,000 0.13%,
06/30/23
................ 34,975,391
29,565,000 1.25%,
07/31/23
................ 30,192,102
53,595,000 2.75%,
07/31/23
................ 56,331,276
90,966,000 2.25%,
01/31/24
................ 95,460,999
50,000,000 0.25%,
06/15/24
................ 49,886,719
77,353,000 2.38%,
08/15/24
................ 82,060,656
1,234,000 2.25%,
11/15/24
................ 1,307,895
24,486,000 2.00%,
02/15/25
................ 25,804,035
50,139,000 2.00%,
08/15/25
................ 53,027,868
59,783,000 2.25%,
11/15/25
................ 63,979,486
59,079,000 1.63%,
02/15/26
................ 61,677,553
36,058,000 2.00%,
11/15/26
................ 38,387,685
22,353,000 0.50%,
04/30/27
................ 21,947,852
Principal
Amount Value
U.S. Treasury Notes (continued)
$ 48,258,000 2.38%,
05/15/27
................ $ 52,497,541
23,784,000 2.25%,
11/15/27
................ 25,749,896
3,249,000 2.63%,
02/15/29
................ 3,616,924
35,999,000 1.50%,
02/15/30
................ 37,017,097
71,833,000 1.63%,
05/15/31
................ 74,380,827
813,566,157
Total U.S. Government Securities
(Cost $865,686,414)
886,804,745
Shares
INVESTMENT COMPANY — 1.7%
26,500,092 SEI Daily Income Trust Government
II Fund - Class A, 0.01%(e) ... 26,500,092
Total Investment Company
(Cost $26,500,092)
26,500,092
TOTAL INVESTMENTS — 100.4%
(Cost $1,567,829,072)
$ 1,601,264,463
LIABILITIES IN EXCESS OF
OTHER ASSETS — (0.4)%
(7,021,026)
NET ASSETS — 100.0%
$ 1,594,243,437
(a) Security exempt from registration under Rule 144A of the Securities
Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers.
The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors.
(b) Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of July 31, 2021.
(c) Floating rate security. Rate shown is the rate in effect as of July 31,
2021.
(d) Inflation protected security. Principal amount reflects original security face amount.
(e) The rate shown represents the current yield as of July 31, 2021.
CLO — Collateralized Loan Obligation
GMTN — Global Medium Term Note
LIBOR — London Interbank Offered Rate
MTN — Medium Term Note
REIT — Real Estate Investment Trust
SOFR — Secured Overnight Financing Rate

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments
- (Continued)

July 31, 2021
(Unaudited)
Portfolio Diversification by Sector (Unaudited)
Sector:
Percentage
of Net Assets
Asset-Backed Securities ......................... 6.0%
Corporate Bonds ............................. 36.3
Municipal Bonds ............................. 0.7
Non-Agency Mortgage-Backed Securities ............ 0.1
U.S. Government Agencies and Securities ........... 55.6
Other
*
...................................... 1.3
100.0%
* Includes cash and equivalents, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.